Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Provisions recognized under IAS 37	$ 2,855	$ 3,030	$ 3,210	$ 3,341
Provisions for off-balance sheet financial instruments	80	91		79
Provisions for other credit lines	42	43		37
Total provisions	$ 2,978	$ 3,165		$ 3,457